Employee Benefit Plan, Reconciliation of Financial Statement to Form 5500 (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
NCE ESSOP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 676,881,302	$ 585,623,842
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	91,257,460
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	(29,055)
EBP, Form 5500 Caption, Net Income (Loss)	91,228,405
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	(158,002)	(128,947)
EBP, Form 5500 Caption, Net Assets	$ 676,723,300	585,494,895
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of Net Assets Available for Benefits and Net Decrease in Net Assets Available for Benefits per the financial statements to net assets and net income per the Form 5500 as of Dec. 31, 2025 and 2024, and for the year ended Dec. 31, 2025, as applicable:

BU Savings Plan:

	2025	2024
Net assets available for benefit per the financial statements	$676,881,302	$585,623,842
Deemed distributions of participant loans	(158,002)	(128,947)
Net assets available for benefit per the Form 5500	$676,723,300	$585,494,895

2025
Increase in net assets available for benefit per the financial statements	$91,257,460
Deemed distributions activity	(29,055)
Net income per the 5500	$91,228,405
EIP Savings Plan:

	2025	2024
Net assets available for benefit per the financial statements	$207,840,234	$176,932,536
Deemed distributions of participant loans	(35,542)	(90,009)
Net assets available for benefit per the Form 5500	$207,804,692	$176,842,527

2025
Increase in net assets available for benefit per the financial statements	$30,907,698
Deemed distribution activity	54,467
Net income per the 5500	$30,962,165

NCE EIP
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Net Asset Available for Benefit	$ 207,840,234	176,932,536
EBP, Change in Net Asset Available for Benefit, Increase (Decrease)	30,907,698
EBP, Reconciliation to Form 5500, Note Receivable, Deemed Distribution	(54,467)
EBP, Form 5500 Caption, Net Income (Loss)	30,962,165
EBP, Reconciliation to Form 5500, Payment to Participant, Increase (Decrease) from Deemed Distribution	(35,542)	(90,009)
EBP, Form 5500 Caption, Net Assets	$ 207,804,692	$ 176,842,527
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of Net Assets Available for Benefits and Net Decrease in Net Assets Available for Benefits per the financial statements to net assets and net income per the Form 5500 as of Dec. 31, 2025 and 2024, and for the year ended Dec. 31, 2025, as applicable:

BU Savings Plan:

	2025	2024
Net assets available for benefit per the financial statements	$676,881,302	$585,623,842
Deemed distributions of participant loans	(158,002)	(128,947)
Net assets available for benefit per the Form 5500	$676,723,300	$585,494,895

2025
Increase in net assets available for benefit per the financial statements	$91,257,460
Deemed distributions activity	(29,055)
Net income per the 5500	$91,228,405
EIP Savings Plan:

	2025	2024
Net assets available for benefit per the financial statements	$207,840,234	$176,932,536
Deemed distributions of participant loans	(35,542)	(90,009)
Net assets available for benefit per the Form 5500	$207,804,692	$176,842,527

2025
Increase in net assets available for benefit per the financial statements	$30,907,698
Deemed distribution activity	54,467
Net income per the 5500	$30,962,165